CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET	12 Months Ended
Dec. 31, 2015
Research and Development [Abstract]
CAPITALIZED SOFTWARE DEVELOPMENT COSTS
NOTE 6:	CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

The changes in capitalized software development costs during the years ended December 31, 2014 and 2015 were as follows:

	Year ended December 31,
	2014	2015

Balance at the beginning of the year	$19,704	$19,243

Capitalization	6,094	6,032
Adjustment for acquisition under common control	563	-
Amortization	(4,926)	(5,439)
Functional currency translation adjustments	(2,192)	20

Balance at the year end	$19,243	$19,856

Amortization of capitalized software development costs for 2013, 2014 and 2015, was $4,500, $4,926 and $5,439, respectively. Amortization expense is included in cost of revenues.